Related Parties (Details) - Schedule of Net Related Party (Payable) Receivable (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Related Party (Payable) Receivable [Line Items]
Net of allowance for doubtful accounts	$ 9,360	$ 0